--------------------------------------------------------------------------------

Flexible Premium Variable
Universal Life Insurance Policy

--------------------------------------------------------------------------------

Supplement to Prospectus Portfolio
Dated October 11, 1999

--------------------------------------------------------------------------------
Flexible Premium

Variable Universal Life Insurance Policy
Issued by
MONY Life Insurance Company of America

Supplement dated December 3, 1999
--------------------------------------------------------------------------------

                       SUPPLEMENT DATED DECEMBER 3, 1999
                                       to

                       PROSPECTUS DATED OCTOBER 11, 1999
                                      for

           Flexible Premium Variable Universal Life Insurance Policy

                                   Issued by

                     MONY Life Insurance Company of America
                        MONY America Variable Account L

Effective December 3, 1999 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

 1. AS OF DECEMBER 3, 1999, THE SUBACCOUNTS PURCHASING SHARES OF THE PORTFOLIOS OF THE SALOMON BROTHERS VARIABLE SERIES FUNDS, INC. ARE NO LONGER AVAILABLE TO CONTRACTHOLDERS. ALL REFERENCES TO SALOMON BROTHERS VARIABLE SERIES FUNDS, INC., CAPITAL FUND, STRATEGIC BOND FUND, INVESTORS FUND AND THE CAPITAL SUBACCOUNT, STRATEGIC BOND SUBACCOUNT AND INVESTORS SUBACCOUNT ARE HEREBY DELETED FROM THE PROSPECTUS.

 2. THE TABLE OF ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998 ON PAGE 5 IS AMENDED TO ADD THE FOLLOWING INFORMATION UNDER THE HEADING "FIDELITY VARIABLE INSURANCE PRODUCTS FUND II":

                                                                OTHER EXPENSES
                                                                    (AFTER
               FUND/PORTFOLIO                 MANAGEMENT FEES   REIMBURSEMENT)   TOTAL EXPENSES
               --------------                 ---------------   --------------   --------------
Asset Manager Portfolio.....................       0.54%             0.09%            0.63%(7,9)

 3. THE TABLE OF ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998 ON PAGE 6 IS AMENDED TO ADD THE FOLLOWING INFORMATION UNDER THE HEADING "FIDELITY VARIABLE INSURANCE PRODUCTS FUND III":

                                                                OTHER EXPENSES
                                                                    (AFTER
               FUND/PORTFOLIO                 MANAGEMENT FEES   REIMBURSEMENT)   TOTAL EXPENSES
               --------------                 ---------------   --------------   --------------
Growth and Income Portfolio.................       0.49%             0.11%            0.60%(7,9)

 4. THE TABLE OF ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998 ON PAGE 6 IS AMENDED TO ADD THE FOLLOWING INFORMATION UNDER THE HEADING "JANUS ASPEN SERIES":

                                                                OTHER EXPENSES
                                                                    (AFTER
               FUND/PORTFOLIO                 MANAGEMENT FEES   REIMBURSEMENT)   TOTAL EXPENSES
               --------------                 ---------------   --------------   --------------
Capital Appreciation Portfolio..............       0.70%             0.22%            0.92%(9,10)

 5. FOOTNOTE 7 ON PAGE 6 IS AMENDED BY THE ADDITION OF THE FOLLOWING
    INFORMATION:

    Fidelity VIP II -- Asset Manager - .64%; Fidelity VIP III -- Growth & Income - .61%

 6. PAGE 6 IS AMENDED BY THE ADDITION OF A NEW FOOTNOTE 9 TO READ AS FOLLOWS:

    9. These subaccounts have not yet commenced operations.

 7. PAGE 6 IS AMENDED BY THE ADDITION OF A NEW FOOTNOTE 10 TO READ AS FOLLOWS:

    10. Expenses are net of waivers. Absent waivers, expenses for the Capital Appreciation portfolio would have been .97%.

 8. PAGE 14 OF THE PROSPECTUS IS AMENDED TO CHANGE THE NAME OF THE SUBACCOUNT THAT PURCHASES SHARES OF DREYFUS VARIABLE INVESTMENT FUND CAPITAL APPRECIATION PORTFOLIO FROM CAPITAL APPRECIATION SUBACCOUNT TO CAPITAL APPRECIATION SUBACCOUNT I.

 9. PAGE 16 IS AMENDED BY THE ADDITION OF THE FOLLOWING INFORMATION:


    SUBACCOUNT, UNDERLYING MUTUAL FUND AND
             DESIGNATED PORTFOLIO
                                                            INVESTMENT OBJECTIVE
   ASSET MANAGER SUBACCOUNT                       Seeks to obtain high total return with
                                                  reduced risk over the long term by
   Fidelity Variable Insurance Products Fund II   allocating its assets among stocks,
   Asset Manager Portfolio                        bonds, and short-term investments.

   GROWTH AND INCOME SUBACCOUNT                   Seeks high total return through a
                                                  combination of current income and capital
   Fidelity Variable Insurance Products Fund III  appreciation by investing a majority of
   Growth and Income Portfolio                    assets in common stocks with a focus on
                                                  those that pay current dividends and show
                                                  potential for capital appreciation.

   CAPITAL APPRECIATION SUBACCOUNT II             Seeks long-term growth of capital. It
                                                  pursues its objective by investing
   Janus Aspen Series                             primarily in common stocks selected for
   Capital Appreciation Portfolio                 their growth potential. The portfolio may
                                                  invest in companies of any size from
                                                  larger, well-established companies to
                                                  smaller, emerging growth companies.

 10. THE TABLE UNDER "FIDELITY VARIABLE INSURANCE PRODUCTS FUND {" ON PAGE 26 IS AMENDED BY THE ADDITION OF THE FOLLOWING INFORMATION:


    PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
   FIDELITY VARIABLE INSURANCE PRODUCTS          The fee is calculated by adding a group
   FUND II -- ASSET MANAGER PORTFOLIO            fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
   Fidelity Management & Research (U.K.) Inc.    result by the fund's average net assets
   Fidelity Management & Research Far East Inc.  throughout the month. The group fee rate
   Fidelity Investments Money Management, Inc.   is based on the average net assets of
                                                 all the mutual funds advised by FMR.
                                                 This group rate cannot rise above 0.52%
                                                 for this fund, and it drops as total
                                                 assets under management increase. The
                                                 individual fee rate for this fund is
                                                 0.25%.

   FIDELITY VARIABLE INSURANCE PRODUCTS          The fee is calculated by adding a group
   FUND III -- GROWTH AND INCOME PORTFOLIO       fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
   Fidelity Management & Research (U.K.) Inc.    result by the fund's average net assets
   Fidelity Management & Research Far East Inc.  throughout the month. The group fee rate is based on the average net assets of
                                                 all the mutual funds advised by FMR.
                                                 This group rate cannot rise above 0.52%
                                                 for this fund, and it drops as total
                                                 assets under management increase. The
                                                 individual fee rate for this fund is
                                                 0.20%.

 11. THE TABLE UNDER "JANUS ASPEN SERIES" ON PAGE 27 IS AMENDED BY THE ADDITION OF THE FOLLOWING INFORMATION:


    PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
   JANUS ASPEN SERIES CAPITAL APPRECIATION       Annual rate of 0.75% of the first $300
   PORTFOLIO                                     million, 0.70% of the next $200 million,
                                                 0.65% over $500 million of the
                                                 portfolio's average daily net assets.*

 12. THE TABLE ON PAGE 27 IS AMENDED BY DELETING THE REFERENCE TO THE SUB-INVESTMENT ADVISERS LISTED UNDER FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH PORTFOLIO.

 13. THE PROSPECTUS IS AMENDED TO CHANGE EVERY REFERENCE OF MORGAN STANLEY UNIVERSAL FUNDS, INC. TO MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Form No. 14352 SL (12/99)                             Registration No. 333-06071

     The financial statements that follow supplement the Financial Statements and Notes to Financial Statements found beginning on page F-1 of the Flexible Premium Variable Universal Life Insurance Policy Prospectus Portfolio dated October 11, 1999.

                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Statements of assets and liabilities as of September 30,
     1999 (unaudited).......................................   F-2
  Statements of operations for the periods ended September
     30, 1999 (unaudited)...................................   F-6
  Statements of changes in net assets for the periods ended
     September 30, 1999 (unaudited) and December 31, 1998...  F-10
  Notes to financial statements (unaudited).................  F-14
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed balance sheets as of September
     30, 1999 and December 31, 1998.........................  F-17
  Unaudited interim condensed statements of income and
     comprehensive income for the three-month periods ended
     September 30, 1999 and 1998............................  F-18
  Unaudited interim condensed statements of income and
     comprehensive income for the nine-month periods ended
     September 30, 1999 and 1998............................  F-19
  Unaudited interim condensed statement of changes in
     shareholder's equity for the nine-month period ended
     September 30, 1999.....................................  F-20
  Unaudited interim condensed statements of cash flows for
     the nine-month periods ended September 30, 1999 and
     1998...................................................  F-21
  Notes to unaudited interim condensed financial
     statements.............................................  F-22

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                         SEPTEMBER 30, 1999 (UNAUDITED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                       ----------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                                       ----------------------------------------------------
                                                         MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                         MARKET      TERM BOND        BOND       SECURITIES
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                       ----------   ------------   -----------   ----------
                       ASSETS
Investments at cost (Note 4).........................  $1,371,454     $830,155     $18,972,365   $1,478,479
                                                       ==========     ========     ===========   ==========
Investments in MONY Series Fund, Inc. at net asset
  value (Note 2).....................................  $1,371,454     $805,709     $17,041,424   $1,463,990
Amount due from MONY America.........................           0           25               0            0
Amount due from MONY Series Fund, Inc................     224,849            0               0            0
                                                       ----------     --------     -----------   ----------
  Total assets.......................................   1,596,303      805,734      17,041,424    1,463,990
                                                       ----------     --------     -----------   ----------
                     LIABILITIES
Amount due to MONY America...........................     224,849            0               0            0
Amount due to MONY Series Fund, Inc..................           0           25               0            0
                                                       ----------     --------     -----------   ----------
  Total liabilities..................................     224,849           25               0            0
                                                       ----------     --------     -----------   ----------
Net assets...........................................  $1,371,454     $805,709     $17,041,424   $1,463,990
                                                       ==========     ========     ===========   ==========
Net assets consist of:
  Contractholders' net payments......................  $1,743,274     $813,968     $18,549,928   $1,472,031
  Cost of insurance and mortality & expense risk
     withdrawals (Note 3)............................    (645,582)     (20,673)       (572,433)     (49,135)
  Undistributed net investment income................     273,762       43,048       1,037,304       55,001
  Accumulated net realized gain (loss) on
     investments.....................................           0       (6,188)        (42,434)         582
  Unrealized depreciation of investments.............           0      (24,446)     (1,930,941)     (14,489)
                                                       ----------     --------     -----------   ----------
Net assets...........................................  $1,371,454     $805,709     $17,041,424   $1,463,990
                                                       ==========     ========     ===========   ==========
Number of units outstanding*.........................     123,863       75,426       1,651,269      137,344
                                                       ----------     --------     -----------   ----------
Net asset value per unit outstanding*................  $    11.07     $  10.68     $     10.32   $    10.66
                                                       ==========     ========     ===========   ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 1999 (UNAUDITED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ------------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                             ------------------------------------------------------------------
                                                                                    INTERNATIONAL   HIGH YIELD
                                               EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                             ----------   ----------   ----------   -------------   -----------
                  ASSETS
Investments at cost (Note 4)...............  $1,400,275    $513,694     $381,010      $778,459      $19,026,596
                                             ==========    ========     ========      ========      ===========
Investments in Enterprise Accumulation
  Trust at net asset value (Note 2)........  $1,185,839    $488,925     $310,271      $789,902      $17,684,026
Amount due from Enterprise Accumulation
  Trust....................................         963           0            0             0                0
Amount due from MONY America...............           0           0            0            13               13
                                             ----------    --------     --------      --------      -----------
  Total assets.............................   1,186,802     488,925      310,271       789,915       17,684,039
                                             ----------    --------     --------      --------      -----------
                LIABILITIES
Amount due to Enterprise Accumulation
  Trust....................................           0           0            0            13               13
Amount due to MONY America.................         963           0            0             0                0
                                             ----------    --------     --------      --------      -----------
  Total liabilities........................         963           0            0            13               13
                                             ----------    --------     --------      --------      -----------
Net assets.................................  $1,185,839    $488,925     $310,271      $789,902      $17,684,026
                                             ==========    ========     ========      ========      ===========
Net assets consist of:
  Contractholders' net payments............  $1,313,017    $474,644     $293,726      $751,004      $18,483,118
  Cost of insurance and mortality & expense
     risk withdrawals (Note 3).............     (38,886)    (25,024)     (42,313)      (17,451)        (597,396)
  Undistributed net investment income......     111,969      80,067      142,360        38,121        1,189,309
  Accumulated net realized gain (loss) on
     investments...........................      14,175     (15,993)     (12,763)        6,785          (48,435)
  Unrealized appreciation (depreciation) of
     investments...........................    (214,436)    (24,769)     (70,739)       11,443       (1,342,570)
                                             ----------    --------     --------      --------      -----------
Net assets.................................  $1,185,839    $488,925     $310,271      $789,902      $17,684,026
                                             ==========    ========     ========      ========      ===========
Number of units outstanding*...............     103,231      35,689       27,239        70,406        1,606,388
                                             ----------    --------     --------      --------      -----------
Net asset value per unit outstanding*......  $    11.49    $  13.70     $  11.39      $  11.22      $     11.01
                                             ==========    ========     ========      ========      ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 1999 (UNAUDITED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                  --------------------------------------------------------------------------------------------
                                                         DREYFUS                           VAN ECK WORLDWIDE INSURANCE TRUST
                                  -----------------------------------------------------   ------------------------------------
                                                   SMALL                                                            WORLDWIDE
                                    CAPITAL       COMPANY        STOCK       SOCIALLY        HARD      WORLDWIDE     EMERGING
                                  APPRECIATION     STOCK         INDEX      RESPONSIBLE     ASSETS        BOND       MARKETS
                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                  ------------   ----------   -----------   -----------   ----------   ----------   ----------
             ASSETS
Investments at cost (Note 4)....   $1,765,848     $525,923    $24,795,952     $67,417       $2,569      $35,487      $56,918
                                   ==========     ========    ===========     =======       ======      =======      =======
Investments in Dreyfus at net
  asset value (Note 2)..........   $1,740,878     $511,981    $25,019,597     $67,417       $    0      $     0      $     0
Investments in Van Eck Worldwide
  Insurance Trust at net asset
  value (Note 2)................            0            0              0           0        2,629       34,550       50,389
Amount due from MONY America....          688            0         90,927      67,417            0            0            0
                                   ----------     --------    -----------     -------       ------      -------      -------
  Total assets..................    1,741,566      511,981     25,110,524     134,834        2,629       34,550       50,389
                                   ----------     --------    -----------     -------       ------      -------      -------
          LIABILITIES
Amount due to Dreyfus...........          688            0         90,927      67,417            0            0            0
                                   ----------     --------    -----------     -------       ------      -------      -------
  Total liabilities.............          688            0         90,927      67,417            0            0            0
                                   ----------     --------    -----------     -------       ------      -------      -------
Net assets......................   $1,740,878     $511,981    $25,019,597     $67,417       $2,629      $34,550      $50,389
                                   ==========     ========    ===========     =======       ======      =======      =======
Net assets consist of:
  Contractholders' net
    payments....................   $1,756,990     $553,179    $24,765,013     $67,417       $2,677      $35,579      $58,480
  Cost of insurance and
    mortality & expense risk
    withdrawals (Note 3)........      (53,232)     (23,656)      (533,323)          0         (100)      (1,265)      (3,554)
  Undistributed net investment
    income......................        4,060        1,046        258,264           0            3        1,150          197
  Accumulated net realized gain
    (loss) on investments.......       58,030       (4,646)       305,998           0          (11)          23        1,795
  Unrealized appreciation
    (depreciation) of
    investments.................      (24,970)     (13,942)       223,645           0           60         (937)      (6,529)
                                   ----------     --------    -----------     -------       ------      -------      -------
Net assets......................   $1,740,878     $511,981    $25,019,597     $67,417       $2,629      $34,550      $50,389
                                   ==========     ========    ===========     =======       ======      =======      =======
Number of units outstanding*....      130,557       58,967      1,781,933       6,742          271        3,302        8,510
                                   ----------     --------    -----------     -------       ------      -------      -------
Net asset value per unit
  outstanding*..................   $    13.33     $   8.68    $     14.04     $ 10.00       $ 9.70      $ 10.46      $  5.92
                                   ==========     ========    ===========     =======       ======      =======      =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 1999 (UNAUDITED)

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        --------------------------------------------------------------------------------------
                                                                            T. ROWE PRICE
                                        --------------------------------------------------------------------------------------
                                          EQUITY       PRIME      INTERNATIONAL    LIMITED     NEW AMERICA   PERSONAL STRATEGY
                                          INCOME      RESERVE         STOCK          TERM        GROWTH           BALANCE
                                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                        ----------   ----------   -------------   ----------   -----------   -----------------
                ASSETS
Investments at cost (Note 4)..........   $653,984     $100,171      $ 98,193        $  907      $359,890         $299,502
                                         ========     ========      ========        ======      ========         ========
Investments in T. Rowe Price at net
  asset value (Note 2)................   $631,439     $100,171      $102,648        $  879      $346,266         $294,250
Amount due from T. Rowe Price.........          0            0           713             0             0                0
Amount due from MONY America..........         25            0             0             0        67,417                0
                                         --------     --------      --------        ------      --------         --------
  Total assets........................    631,464      100,171       103,361           879       413,683          294,250
                                         --------     --------      --------        ------      --------         --------
             LIABILITIES
Amount due to T. Rowe Price...........         25            0             0             0        67,417                0
Amount due to MONY America............          0            0           713             0             0                0
                                         --------     --------      --------        ------      --------         --------
  Total liabilities...................         25            0           713             0        67,417                0
                                         --------     --------      --------        ------      --------         --------
Net assets............................   $631,439     $100,171      $102,648        $  879      $346,266         $294,250
                                         ========     ========      ========        ======      ========         ========
Net assets consist of:
  Contractholders' net payments.......   $665,508     $ 98,479      $101,234        $  912      $366,752         $293,063
  Cost of insurance and mortality &
    expense risk withdrawals (Note
    3)................................    (22,076)      (1,132)       (3,810)          (37)       (9,562)          (4,609)
  Undistributed net investment
    income............................      8,440        2,824           235            33           953           11,085
  Accumulated net realized gain (loss)
    on investments....................      2,112            0           534            (1)        1,747              (37)
  Unrealized appreciation
    (depreciation) of investments.....    (22,545)           0         4,455           (28)      (13,624)          (5,252)
                                         --------     --------      --------        ------      --------         --------
Net assets............................   $631,439     $100,171      $102,648        $  879      $346,266         $294,250
                                         ========     ========      ========        ======      ========         ========
Number of units outstanding*..........     60,343        9,716         9,057            88        31,516           27,719
                                         --------     --------      --------        ------      --------         --------
Net asset value per unit
  outstanding*........................   $  10.46     $  10.31      $  11.33        $10.04      $  10.99         $  10.62
                                         ========     ========      ========        ======      ========         ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

                                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                         -----------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                                         -----------------------------------------------------
                                                            MONEY       INTERMEDIATE   LONG TERM    GOVERNMENT
                                                            MARKET       TERM BOND        BOND      SECURITIES
                                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                         ------------   ------------   ----------   ----------
Dividend income........................................  $    210,953     $  35,405    $1,028,956   $  36,509
                                                         ------------     ---------    ----------   ---------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales..................................    74,425,259       171,630       848,059     125,841
  Cost of shares sold..................................   (74,425,259)     (177,762)     (890,563)   (125,794)
                                                         ------------     ---------    ----------   ---------
Net realized gain (loss) on investments................             0        (6,132)      (42,504)         47
Net decrease in unrealized appreciation of
  investments..........................................             0       (29,901)   (1,942,091)    (27,818)
                                                         ------------     ---------    ----------   ---------
Net realized and unrealized loss on investments........             0       (36,033)   (1,984,595)    (27,771)
                                                         ------------     ---------    ----------   ---------
Net increase (decrease) in net assets resulting from
  operations...........................................  $    210,953     $    (628)   $ (955,639)  $   8,738
                                                         ============     =========    ==========   =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 ------------------------------------------------------------------
                                                                   ENTERPRISE ACCUMULATION TRUST
                                                 ------------------------------------------------------------------
                                                                                        INTERNATIONAL   HIGH YIELD
                                                   EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                 ----------   ----------   ----------   -------------   -----------
Dividend income................................  $ 110,007    $  35,776    $  56,019      $ 23,845      $ 1,157,747
                                                 ---------    ---------    ---------      --------      -----------
Realized and unrealized gain (loss) on
investments (Note 2):
  Proceeds from sales..........................    130,069      474,587      967,078        64,754        1,088,427
  Cost of shares sold..........................   (122,176)    (492,001)    (980,947)      (58,223)      (1,136,517)
                                                 ---------    ---------    ---------      --------      -----------
Net realized gain (loss) on investments........      7,893      (17,414)     (13,869)        6,531          (48,090)
Net increase (decrease) in unrealized
  appreciation of investments..................   (214,674)        (642)       3,206         8,620       (1,315,710)
                                                 ---------    ---------    ---------      --------      -----------
Net realized and unrealized gain (loss) on
  investments..................................   (206,781)     (18,056)     (10,663)       15,151       (1,363,800)
                                                 ---------    ---------    ---------      --------      -----------
Net increase (decrease) in net assets resulting
  from operations..............................  $ (96,774)   $  17,720    $  45,356      $ 38,996      $  (206,053)
                                                 =========    =========    =========      ========      ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF OPERATIONS (UNAUDITED) (CONTINUED)

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        -------------------------------------------------------------
                                                                   DREYFUS
                                        -------------------------------------------------------------
                                                            SMALL
                                           CAPITAL         COMPANY          STOCK         SOCIALLY
                                        APPRECIATION        STOCK           INDEX        RESPONSIBLE
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        -------------   -------------   -------------   -------------
                                        FOR THE NINE    FOR THE NINE    FOR THE NINE
                                        MONTHS ENDED    MONTHS ENDED    MONTHS ENDED         FOR
                                        SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                            1999            1999            1999            1999*
                                        -------------   -------------   -------------   -------------
Dividend income.......................    $      70       $      0       $  218,126          $0
                                          ---------       --------       ----------          --
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.................      220,768         32,147        1,146,684           0
  Cost of shares sold.................     (164,784)       (35,672)        (865,920)          0
                                          ---------       --------       ----------          --
Net realized gain (loss) on
  investments.........................       55,984         (3,525)         280,764           0
Net increase (decrease) in unrealized
  appreciation of investments.........      (92,118)       (19,871)        (408,692)          0
                                          ---------       --------       ----------          --
Net realized and unrealized gain
  (loss) on investments...............      (36,134)       (23,396)        (127,928)          0
                                          ---------       --------       ----------          --
Net increase (decrease) in net assets
  resulting from operations...........    $ (36,064)      $(23,396)      $   90,198          $0
                                          =========       ========       ==========          ==

                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ---------------------------------------------
                                              VAN ECK WORLDWIDE INSURANCE TRUST
                                        ---------------------------------------------

                                            HARD          WORLDWIDE       WORLDWIDE
                                           ASSETS           BOND          EMERGING
                                         SUBACCOUNT      SUBACCOUNT        MARKETS
                                        -------------   -------------   -------------
                                        FOR THE NINE    FOR THE NINE    FOR THE NINE
                                        MONTHS ENDED    MONTHS ENDED    MONTHS ENDED
                                        SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                            1999            1999            1999
                                        -------------   -------------   -------------
Dividend income.......................      $   3          $ 1,150        $      0
                                            -----          -------        --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.................        106            1,234          42,763
  Cost of shares sold.................       (112)          (1,241)        (36,462)
                                            -----          -------        --------
Net realized gain (loss) on
  investments.........................         (6)              (7)          6,301
Net increase (decrease) in unrealized
  appreciation of investments.........         85           (2,401)           (947)
                                            -----          -------        --------
Net realized and unrealized gain
  (loss) on investments...............         79           (2,408)          5,354
                                            -----          -------        --------
Net increase (decrease) in net assets
  resulting from operations...........      $  82          $(1,258)       $  5,354
                                            =====          =======        ========

---------------

* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF OPERATIONS (UNAUDITED) (CONTINUED)

                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    --------------------------------------------------
                                                      T. ROWE PRICE
                                    --------------------------------------------------

                                       EQUITY             PRIME          INTERNATIONAL
                                       INCOME            RESERVE             STOCK
                                     SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                    -------------   ------------------   -------------
                                                      FOR THE PERIOD
                                    FOR THE NINE    FEBRUARY 1, 1999*    FOR THE NINE
                                    MONTHS ENDED         THROUGH         MONTHS ENDED
                                    SEPTEMBER 30,     SEPTEMBER 30,      SEPTEMBER 30,
                                        1999               1999              1999
                                    -------------   ------------------   -------------
Dividend income...................    $  6,797           $ 2,824            $     0
                                      --------           -------            -------
Realized and unrealized gain
  (loss) on investments (Note 2):
  Proceeds from sales.............      39,086             6,041              6,577
  Cost of shares sold.............     (36,986)           (6,041)            (6,042)
                                      --------           -------            -------
Net realized gain (loss) on
  investments.....................       2,100                 0                535
Net increase (decrease) in
  unrealized appreciation of
  investments.....................     (21,441)                0              3,898
                                      --------           -------            -------
Net realized and unrealized gain
  (loss) on investments...........     (19,341)                0              4,433
                                      --------           -------            -------
Net increase (decrease) in net
  assets resulting from
  operations......................    $(12,544)          $ 2,824            $ 4,433
                                      ========           =======            =======

                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    -------------------------------------------------
                                                      T. ROWE PRICE
                                    -------------------------------------------------
                                                                          PERSONAL
                                      LIMITED TERM       NEW AMERICA      STRATEGY
                                          BOND             GROWTH          BALANCE
                                       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                    -----------------   -------------   -------------
                                     FOR THE PERIOD
                                    FEBRUARY 1, 1999*   FOR THE NINE    FOR THE NINE
                                         THROUGH        MONTHS ENDED    MONTHS ENDED
                                      SEPTEMBER 30,     SEPTEMBER 30,   SEPTEMBER 30,
                                          1999              1999            1999
                                    -----------------   -------------   -------------
Dividend income...................        $ 33            $      0        $ 10,713
                                          ----            --------        --------
Realized and unrealized gain
  (loss) on investments (Note 2):
  Proceeds from sales.............          68              16,187          10,615
  Cost of shares sold.............         (69)            (14,450)        (10,655)
                                          ----            --------        --------
Net realized gain (loss) on
  investments.....................          (1)              1,737             (40)
Net increase (decrease) in
  unrealized appreciation of
  investments.....................         (28)            (17,846)         (5,179)
                                          ----            --------        --------
Net realized and unrealized gain
  (loss) on investments...........         (29)            (16,109)         (5,219)
                                          ----            --------        --------
Net increase (decrease) in net
  assets resulting from
  operations......................        $  4            $(16,109)       $  5,494
                                          ====            ========        ========

---------------

* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   ---------------------------------------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                   ---------------------------------------------------------------------------------
                                              MONEY                          INTERMEDIATE                LONG TERM
                                              MARKET                          TERM BOND                    BOND
                                            SUBACCOUNT                        SUBACCOUNT                SUBACCOUNT
                                   ----------------------------   ----------------------------------   -------------
                                   FOR THE NINE    FOR THE YEAR   FOR THE NINE      FOR THE PERIOD     FOR THE NINE
                                   MONTHS ENDED       ENDED       MONTHS ENDED    JANUARY 23, 1998**   MONTHS ENDED
                                   SEPTEMBER 30,   DECEMBER 31,   SEPTEMBER 30,        THROUGH         SEPTEMBER 30,
                                       1999            1998           1999        DECEMBER 31, 1998        1999
                                   -------------   ------------   -------------   ------------------   -------------
                                    (UNAUDITED)                    (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment income..........  $    210,953    $    49,821      $  35,405          $  7,643         $ 1,028,956
  Net realized gain (loss) on
    investments..................             0              0         (6,132)              (56)            (42,504)
  Net increase (decrease) in
    unrealized appreciation of
    investments..................             0              0        (29,901)            5,455          (1,942,091)
                                   ------------    -----------      ---------          --------         -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................       210,953         49,821           (628)           13,042            (955,639)
                                   ------------    -----------      ---------          --------         -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................    59,111,307      6,078,380        669,157           296,772          18,351,468
  Net asset value of units
    redeemed or used to meet
    contract obligations.........   (60,636,685)    (4,286,177)      (167,353)           (5,281)           (691,560)
                                   ------------    -----------      ---------          --------         -----------
Net increase (decrease) from unit
  transactions...................    (1,525,378)     1,792,203        501,804           291,491          17,659,908
                                   ------------    -----------      ---------          --------         -----------
Net increase (decrease) in net
  assets.........................    (1,314,425)     1,842,024        501,176           304,533          16,704,269
Net assets beginning of period...     2,685,879        843,855        304,533                 0             337,155
                                   ------------    -----------      ---------          --------         -----------
Net assets end of period*........  $  1,371,454    $ 2,685,879      $ 805,709          $304,533         $17,041,424
                                   ============    ===========      =========          ========         ===========
Units outstanding beginning of
  period.........................       251,238         83,085         28,549                 0              30,651
Units issued during the period...     6,724,193        494,235         62,989            29,060           1,700,324
Units redeemed during the
  period.........................    (6,851,568)      (326,082)       (16,112)             (511)            (79,706)
                                   ------------    -----------      ---------          --------         -----------
Units outstanding end of
  period.........................       123,863        251,238         75,426            28,549           1,651,269
                                   ============    ===========      =========          ========         ===========

---------------
*  Includes undistributed net
   investment income of:           $    273,762    $    62,809      $  43,048          $  7,643         $ 1,037,304
** Commencement of operations.

                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   -------------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                   -------------------------------------------------------
                                       LONG TERM                    GOVERNMENT
                                          BOND                      SECURITIES
                                       SUBACCOUNT                   SUBACCOUNT
                                   ------------------   ----------------------------------
                                     FOR THE PERIOD     FOR THE NINE      FOR THE PERIOD
                                   JANUARY 23, 1998**   MONTHS ENDED    FEBRUARY 9, 1998**
                                        THROUGH         SEPTEMBER 30,        THROUGH
                                   DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                   ------------------   -------------   ------------------
                                                         (UNAUDITED)
From operations:
  Net investment income..........       $  8,348         $   36,509          $ 18,492
  Net realized gain (loss) on
    investments..................             70                 47               535
  Net increase (decrease) in
    unrealized appreciation of
    investments..................         11,150            (27,818)           13,329
                                        --------         ----------          --------
Net increase (decrease) in net
  assets resulting from
  operations.....................         19,568              8,738            32,356
                                        --------         ----------          --------
From unit transactions:
  Net proceeds from the issuance
    of units.....................        323,690            613,448           886,032
  Net asset value of units
    redeemed or used to meet
    contract obligations.........         (6,103)           (34,748)          (41,836)
                                        --------         ----------          --------
Net increase (decrease) from unit
  transactions...................        317,587            578,700           844,196
                                        --------         ----------          --------
Net increase (decrease) in net
  assets.........................        337,155            587,438           876,552
Net assets beginning of period...              0            876,552                 0
                                        --------         ----------          --------
Net assets end of period*........       $337,155         $1,463,990          $876,552
                                        ========         ==========          ========
Units outstanding beginning of
  period.........................              0             82,700                 0
Units issued during the period...         31,230             61,567            86,711
Units redeemed during the
  period.........................           (579)            (6,923)           (4,011)
                                        --------         ----------          --------
Units outstanding end of
  period.........................         30,651            137,344            82,700
                                        ========         ==========          ========
---------------
*  Includes undistributed net
   investment income of:                $  8,348         $   55,001          $ 18,492
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                ------------------------------------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                ------------------------------------------------------------------------------------------

                                           EQUITY                       SMALL CAP                       MANAGED
                                         SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                ----------------------------   ----------------------------   ----------------------------
                                FOR THE NINE    FOR THE YEAR   FOR THE NINE    FOR THE YEAR   FOR THE NINE    FOR THE YEAR
                                MONTHS ENDED       ENDED       MONTHS ENDED       ENDED       MONTHS ENDED       ENDED
                                SEPTEMBER 30,   DECEMBER 31,   SEPTEMBER 30,   DECEMBER 31,   SEPTEMBER 30,   DECEMBER 31,
                                    1999            1998           1999            1998           1999            1998
                                -------------   ------------   -------------   ------------   -------------   ------------
                                 (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
From operations:
  Net investment income.......   $  110,007       $  1,531       $  35,776       $ 26,454       $ 56,019        $ 67,233
  Net realized gain (loss) on
    investments...............        7,893          6,241         (17,414)         1,253        (13,869)            966
  Net increase (decrease) in
    unrealized appreciation of
    investments...............     (214,674)           (12)           (642)       (13,120)         3,206         (57,275)
                                 ----------       --------       ---------       --------       --------        --------
Net increase (decrease) in net
  assets resulting from
  operations..................      (96,774)         7,760          17,720         14,587         45,356          10,924
                                 ----------       --------       ---------       --------       --------        --------
From unit transactions:
  Net proceeds from the
    issuance of units.........    1,291,198         59,447         443,422        230,882        267,506         442,750
  Net asset value of units
    redeemed or used to meet
    contract obligations......      (42,481)       (46,311)       (403,169)       (24,242)      (854,906)        (22,989)
                                 ----------       --------       ---------       --------       --------        --------
Net increase (decrease) from
  unit transactions...........    1,248,717         13,136          40,253        206,640       (587,400)        419,761
                                 ----------       --------       ---------       --------       --------        --------
Net increase (decrease) in net
  assets......................    1,151,943         20,896          57,973        221,227       (542,044)        430,685
Net assets beginning of
  period......................       33,896         13,000         430,952        209,725        852,315         421,630
                                 ----------       --------       ---------       --------       --------        --------
Net assets end of period*.....   $1,185,839       $ 33,896       $ 488,925       $430,952       $310,271        $852,315
                                 ==========       ========       =========       ========       ========        ========
Units outstanding beginning of
  period......................        2,848          1,232          34,921         18,628         75,641          40,391
Units issued during the
  period......................      108,220          5,434          35,289         18,280         22,846          37,287
Units redeemed during the
  period......................       (7,837)        (3,818)        (34,521)        (1,987)       (71,248)         (2,037)
                                 ----------       --------       ---------       --------       --------        --------
Units outstanding end of
  period......................      103,231          2,848          35,689         34,921         27,239          75,641
                                 ==========       ========       =========       ========       ========        ========

---------------
* Includes undistributed net
  investment income of:          $  111,969       $  1,962       $  80,067       $ 44,291       $142,360        $ 86,341

                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                -----------------------------------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                -----------------------------------------------------------
                                       INTERNATIONAL                    HIGH YIELD
                                           GROWTH                          BOND
                                         SUBACCOUNT                     SUBACCOUNT
                                ----------------------------   ----------------------------
                                FOR THE NINE    FOR THE YEAR   FOR THE NINE    FOR THE YEAR
                                MONTHS ENDED       ENDED       MONTHS ENDED       ENDED
                                SEPTEMBER 30,   DECEMBER 31,   SEPTEMBER 30,   DECEMBER 31,
                                    1999            1998           1999            1998
                                -------------   ------------   -------------   ------------
                                 (UNAUDITED)                    (UNAUDITED)
From operations:
  Net investment income.......    $ 23,845        $ 11,028      $ 1,157,747      $ 29,756
  Net realized gain (loss) on
    investments...............       6,531             314          (48,090)         (362)
  Net increase (decrease) in
    unrealized appreciation of
    investments...............       8,620           5,752       (1,315,710)      (26,236)
                                  --------        --------      -----------      --------
Net increase (decrease) in net
  assets resulting from
  operations..................      38,996          17,094         (206,053)        3,158
                                  --------        --------      -----------      --------
From unit transactions:
  Net proceeds from the
    issuance of units.........     538,282         120,360       18,400,261       232,444
  Net asset value of units
    redeemed or used to meet
    contract obligations......     (15,896)        (18,780)        (889,894)      (12,715)
                                  --------        --------      -----------      --------
Net increase (decrease) from
  unit transactions...........     522,386         101,580       17,510,367       219,729
                                  --------        --------      -----------      --------
Net increase (decrease) in net
  assets......................     561,382         118,674       17,304,314       222,887
Net assets beginning of
  period......................     228,520         109,846          379,712       156,825
                                  --------        --------      -----------      --------
Net assets end of period*.....    $789,902        $228,520      $17,684,026      $379,712
                                  ========        ========      ===========      ========
Units outstanding beginning of
  period......................      21,906          12,091           34,788        14,882
Units issued during the
  period......................      51,385          11,665        1,664,543        21,095
Units redeemed during the
  period......................      (2,885)         (1,850)         (92,943)       (1,189)
                                  --------        --------      -----------      --------
Units outstanding end of
  period......................      70,406          21,906        1,606,388        34,788
                                  ========        ========      ===========      ========
---------------
* Includes undistributed net
  investment income of:           $ 38,121        $ 14,276      $ 1,189,309      $ 31,562

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                      -------------------------------------------------------------
                                                                DREYFUS
                                      -------------------------------------------------------------
                                                CAPITAL                      SMALL COMPANY
                                              APPRECIATION                       STOCK
                                               SUBACCOUNT                      SUBACCOUNT
                                      ----------------------------   ------------------------------
                                                                                     FOR THE PERIOD
                                                                                      FEBRUARY 13,
                                      FOR THE NINE    FOR THE YEAR   FOR THE NINE        1998**
                                      MONTHS ENDED       ENDED       MONTHS ENDED       THROUGH
                                      SEPTEMBER 30,   DECEMBER 31,   SEPTEMBER 30,    DECEMBER 31,
                                          1999            1998           1999             1998
                                      -------------   ------------   -------------   --------------
                                       (UNAUDITED)                    (UNAUDITED)
From operations:

 Net investment income..............   $       70       $  2,695       $      0         $  1,046

 Net realized gain (loss) on
   investments......................       55,984          2,055         (3,525)          (1,121)

 Net increase (decrease) in
   unrealized appreciation of
   investments......................      (92,118)        68,575        (19,871)           5,929
                                       ----------       --------       --------         --------

Net increase (decrease) in net
 assets resulting from operations...      (36,064)        73,325        (23,396)           5,854
                                       ----------       --------       --------         --------

From unit transactions:

 Net proceeds from the issuance of
   units............................    1,402,938        265,531        255,076          296,497

 Net asset value of units redeemed
   or used to meet contract
   obligations......................     (106,421)       (14,387)       (15,378)          (6,672)
                                       ----------       --------       --------         --------

Net increase from unit
 transactions.......................    1,296,517        251,144        239,698          289,825
                                       ----------       --------       --------         --------

Net increase in net assets..........    1,260,453        324,469        216,302          295,679

Net assets beginning of period......      480,425        155,956        295,679                0
                                       ----------       --------       --------         --------

Net assets end of period*...........   $1,740,878       $480,425       $511,981         $295,679
                                       ==========       ========       ========         ========

Units outstanding beginning of
 period.............................       36,191         15,519         32,362                0

Units issued during the period......      107,122         22,391         29,743           33,108

Units redeemed during the period....      (12,756)        (1,719)        (3,138)            (746)
                                       ----------       --------       --------         --------

Units outstanding end of period.....      130,557         36,191         58,967           32,362
                                       ==========       ========       ========         ========

---------------

*  Includes undistributed net
   investment income of:               $    4,060       $  3,990       $  1,046         $  1,046

** Commencement of operations.


                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                           -----------------------------------------------
                                                              DREYFUS
                                           -----------------------------------------------
                                                      STOCK                    SOCIALLY
                                                      INDEX                   RESPONSIBLE
                                                    SUBACCOUNT                SUBACCOUNT
                                           ----------------------------      -------------


                                           FOR THE NINE    FOR THE YEAR
                                           MONTHS ENDED       ENDED               FOR
                                           SEPTEMBER 30,   DECEMBER 31,      SEPTEMBER 30,
                                               1999            1998             1999**
                                           -------------   ------------      -------------
                                            (UNAUDITED)                       (UNAUDITED)
From operations:

 Net investment income..............        $   218,126     $   39,642          $     0

 Net realized gain (loss) on
   investments......................            280,764         25,220                0

 Net increase (decrease) in
   unrealized appreciation of
   investments......................           (408,692)       632,283                0
                                            -----------     ----------          -------

Net increase (decrease) in net
 assets resulting from operations...             90,198        697,145                0
                                            -----------     ----------          -------

From unit transactions:

 Net proceeds from the issuance of
   units............................         21,550,871      3,380,123           67,417

 Net asset value of units redeemed
   or used to meet contract
   obligations......................           (524,022)      (187,687)               0
                                            -----------     ----------          -------

Net increase from unit
 transactions.......................         21,026,849      3,192,436           67,417
                                            -----------     ----------          -------

Net increase in net assets..........         21,117,047      3,889,581           67,417

Net assets beginning of period......          3,902,550         12,969                0
                                            -----------     ----------          -------

Net assets end of period*...........        $25,019,597     $3,902,550          $67,417
                                            ===========     ==========          =======

Units outstanding beginning of
 period.............................            291,990          1,244                0

Units issued during the period......          1,550,122        306,624            6,742

Units redeemed during the period....            (60,179)       (15,878)               0
                                            -----------     ----------          -------

Units outstanding end of period.....          1,781,933        291,990            6,742
                                            ===========     ==========          =======

---------------

*  Includes undistributed net
   investment income of:                    $   258,264     $   40,138          $     0

** Commencement of operations.

                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ----------------------------------------------------------------------------------------------
                                                                         VAN ECK WORLDWIDE INSURANCE TRUST
                                     ----------------------------------------------------------------------------------------------
                                                  HARD                          WORLDWIDE                       WORLDWIDE
                                                 ASSETS                            BOND                      EMERGING MARKETS
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------   ------------------------------   ----------------------------
                                                     FOR THE PERIOD                   FOR THE PERIOD
                                                        JUNE 15,                       FEBRUARY 13,
                                     FOR THE NINE        1998**       FOR THE NINE        1998**       FOR THE NINE    FOR THE YEAR
                                     MONTHS ENDED       THROUGH       MONTHS ENDED       THROUGH       MONTHS ENDED       ENDED
                                     SEPTEMBER 30,    DECEMBER 31,    SEPTEMBER 30,    DECEMBER 31,    SEPTEMBER 30,   DECEMBER 31,
                                         1999             1998            1999             1998            1999            1998
                                     -------------   --------------   -------------   --------------   -------------   ------------
                                      (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
From operations:

 Net investment income..............    $    3            $  0           $ 1,150         $     0          $     0        $   197

 Net realized gain (loss) on
   investments......................        (6)             (5)               (7)             30            6,301         (4,445)

 Net increase (decrease) in
   unrealized appreciation of
   investments......................        85             (25)           (2,401)          1,464             (947)        (1,662)
                                        ------            ----           -------         -------          -------        -------

Net increase (decrease) in net
 assets resulting from operations...        82             (30)           (1,258)          1,494            5,354         (5,910)
                                        ------            ----           -------         -------          -------        -------

From unit transactions:

 Net proceeds from the issuance of
   units............................     2,439             249            15,886          19,806           27,878         22,510

 Net asset value of units redeemed
   or used to meet contract
   obligations......................      (103)             (8)             (897)           (481)          (8,326)        (3,996)
                                        ------            ----           -------         -------          -------        -------

Net increase from unit
 transactions.......................     2,336             241            14,989          19,325           19,552         18,514
                                        ------            ----           -------         -------          -------        -------

Net increase in net assets..........     2,418             211            13,731          20,819           24,906         12,604

Net assets beginning of period......       211               0            20,819                           25,483         12,879
                                        ------            ----           -------         -------          -------        -------

Net assets end of period*...........    $2,629            $211           $34,550         $20,819          $50,389        $25,483
                                        ======            ====           =======         =======          =======        =======

Units outstanding beginning of
 period.............................        26               0             1,873               0            5,495          1,829

Units issued during the period......       256              27             1,546           1,919            4,585          4,961

Units redeemed during the period....       (11)             (1)             (117)            (46)          (1,570)        (1,295)
                                        ------            ----           -------         -------          -------        -------

Units outstanding end of period.....       271              26             3,302           1,873            8,510          5,495
                                        ======            ====           =======         =======          =======        =======

---------------

*  Includes undistributed net
   investment income of:                $    3            $  0           $ 1,150         $     0          $   197        $   197

** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                            ------------------------------------------------------------------------
                                                                         T. ROWE PRICE
                                            ------------------------------------------------------------------------
                                                          EQUITY                        PRIME          INTERNATIONAL
                                                          INCOME                       RESERVE             STOCK
                                                        SUBACCOUNT                    SUBACCOUNT        SUBACCOUNT
                                            -----------------------------------   ------------------   -------------
                                                                                    FOR THE PERIOD
                                            FOR THE NINE      FOR THE PERIOD      FEBRUARY 1, 1999**   FOR THE NINE
                                            MONTHS ENDED    NOVEMBER 19, 1998**        THROUGH         MONTHS ENDED
                                            SEPTEMBER 30,         THROUGH           SEPTEMBER 30,      SEPTEMBER 30,
                                                1999         DECEMBER 31, 1998           1999              1999
                                            -------------   -------------------   ------------------   -------------
                                             (UNAUDITED)                             (UNAUDITED)        (UNAUDITED)
From operations:

 Net investment income....................    $  6,797            $ 1,643              $  2,824          $      0

 Net realized gain (loss) on
   investments............................       2,100                 12                     0               535

 Net increase (decrease) in unrealized
   appreciation of investments............     (21,441)            (1,104)                    0             3,898
                                              --------            -------              --------          --------

Net increase in net assets resulting from
 operations...............................     (12,544)               551                 2,824             4,433
                                              --------            -------              --------          --------

From unit transactions:

 Net proceeds from the issuance of
   units..................................     631,098             49,656               103,138            88,616

 Net asset value of units redeemed or used
   to meet contract obligations...........     (36,499)              (823)               (5,791)           (5,450)
                                              --------            -------              --------          --------

Net increase from unit transactions.......     594,599             48,833                97,347            83,166
                                              --------            -------              --------          --------

Net increase in net assets................     582,055             49,384               100,171            87,599

Net assets beginning of period............      49,384                  0                     0            15,049
                                              --------            -------              --------          --------

Net assets end of period*.................    $631,439            $49,384              $100,171          $102,648
                                              ========            =======              ========          ========

Units outstanding beginning of period.....       4,853                  0                     0             1,427

Units issued during the period............      58,883              4,934                10,310             8,153

Units redeemed during the period..........      (3,393)               (81)                 (594)             (523)
                                              --------            -------              --------          --------

Units outstanding end of period...........      60,343              4,853                 9,716             9,057
                                              ========            =======              ========          ========

---------------

*  Includes undistributed net investment
   income of:                                 $  8,440            $ 1,643              $  2,824          $    235

** Commencement of operations.

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                            ------------------------------------------------------------------------------
                                                                            T. ROWE PRICE
                                            ------------------------------------------------------------------------------
                                             INTERNATIONAL
                                                   STOCK                 TERM                        GROWTH
                                                SUBACCOUNT            SUBACCOUNT                   SUBACCOUNT
                                            -------------------   ------------------   -----------------------------------
                                                                    FOR THE PERIOD
                                              FOR THE PERIOD      FEBRUARY 1, 1999**   FOR THE NINE      FOR THE PERIOD
                                            NOVEMBER 19, 1998**        THROUGH         MONTHS ENDED    NOVEMBER 19, 1998**
                                                  THROUGH           SEPTEMBER 30,      SEPTEMBER 30,         THROUGH
                                             DECEMBER 31, 1998           1999              1999         DECEMBER 31, 1998
                                            -------------------   ------------------   -------------   -------------------
                                                                     (UNAUDITED)        (UNAUDITED)
From operations:
 Net investment income....................        $   235                $ 33            $      0            $   953
 Net realized gain (loss) on
   investments............................             (1)                 (1)              1,737                 10
 Net increase (decrease) in unrealized
   appreciation of investments............            557                 (28)            (17,846)             4,222
                                                  -------                ----            --------            -------
Net increase in net assets resulting from
 operations...............................            791                   4             (16,109)             5,185
                                                  -------                ----            --------            -------
From unit transactions:
 Net proceeds from the issuance of
   units..................................         14,497                 920             328,144             43,761
 Net asset value of units redeemed or used
   to meet contract obligations...........           (239)                (45)            (13,989)              (726)
                                                  -------                ----            --------            -------
Net increase from unit transactions.......         14,258                 875             314,155             43,035
                                                  -------                ----            --------            -------
Net increase in net assets................         15,049                 879             298,046             48,220
Net assets beginning of period............              0                   0              48,220                  0
                                                  -------                ----            --------            -------
Net assets end of period*.................        $15,049                $879            $346,266            $48,220
                                                  =======                ====            ========            =======
Units outstanding beginning of period.....              0                   0               4,282                  0
Units issued during the period............          1,451                  94              28,552              4,354
Units redeemed during the period..........            (24)                 (6)             (1,318)               (72)
                                                  -------                ----            --------            -------
Units outstanding end of period...........          1,427                  88              31,516              4,282
                                                  =======                ====            ========            =======
---------------
*  Includes undistributed net investment
   income of:                                     $   235                $ 33            $    953            $   953
** Commencement of operations.

                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                            -----------------------------------
                                                       T. ROWE PRICE
                                            -----------------------------------
                                                     PERSONAL STRATEGY
                                                          BALANCE
                                                        SUBACCOUNT
                                            -----------------------------------

                                            FOR THE NINE      FOR THE PERIOD
                                            MONTHS ENDED    NOVEMBER 19, 1998**
                                            SEPTEMBER 30,         THROUGH
                                                1999         DECEMBER 31, 1998
                                            -------------   -------------------
                                             (UNAUDITED)
From operations:
 Net investment income....................    $ 10,713            $  372
 Net realized gain (loss) on
   investments............................         (40)                3
 Net increase (decrease) in unrealized
   appreciation of investments............      (5,179)              (73)
                                              --------            ------
Net increase in net assets resulting from
 operations...............................       5,494               302
                                              --------            ------
From unit transactions:
 Net proceeds from the issuance of
   units..................................     287,192             8,762
 Net asset value of units redeemed or used
   to meet contract obligations...........      (7,355)             (145)
                                              --------            ------
Net increase from unit transactions.......     279,837             8,617
                                              --------            ------
Net increase in net assets................     285,331             8,919
Net assets beginning of period............       8,919                 0
                                              --------            ------
Net assets end of period*.................    $294,250            $8,919
                                              ========            ======
Units outstanding beginning of period.....         856                 0
Units issued during the period............      27,707               870
Units redeemed during the period..........        (844)              (14)
                                              --------            ------
Units outstanding end of period...........      27,719               856
                                              ========            ======
---------------
*  Includes undistributed net investment
   income of:                                 $ 11,085            $  372
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master and MONY Custom Equity Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies is presented here.

     There are currently twenty-two Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Investment Fund ("Dreyfus Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), the Van Eck Worldwide Insurance Trust ("Van Eck Trust"), the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the T. Rowe Price International Series, Inc., (collectively the "Funds"). The subaccounts of the Corporate Sponsored Variable Universal Life commenced operations during 1997, 1998 and 1999. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolio, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on amortized cost of the securities held, which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for 1999 aggregated $2,304,815.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in the MONY Series Funds, Inc. at cost, at September 30, 1999 consist of the following:

                                                              MONEY       INTERMEDIATE    LONG TERM    GOVERNMENT
                                                              MARKET       TERM BOND        BOND       SECURITIES
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                           ------------   ------------   -----------   ----------
Shares beginning of period:
Shares...................................................     2,685,879       26,879          23,794       78,474
  Amount.................................................  $  2,685,879    $ 299,078     $   326,005   $  863,223
                                                           ------------    ---------     -----------   ----------
Shares acquired:
  Shares.................................................    72,899,881       60,296       1,321,243       63,899
  Amount.................................................  $ 72,899,881    $ 673,434     $18,507,967   $  704,541
Shares received for reinvestment of dividends:
  Shares.................................................       210,953        3,290          81,212        3,374
  Amount.................................................  $    210,953    $  35,405     $ 1,028,956   $   36,509
Shares redeemed:
  Shares.................................................   (74,425,259)     (15,931)        (64,025)     (11,436)
  Amount.................................................  $(74,425,259)   $(177,762)    $  (890,563)  $ (125,794)
                                                           ------------    ---------     -----------   ----------
Net change:
  Shares.................................................    (1,314,425)      47,655       1,338,430       55,837
  Amount.................................................  $ (1,314,425)   $ 531,077     $18,646,360   $  615,256
                                                           ------------    ---------     -----------   ----------
Shares end of period:
  Shares.................................................     1,371,454       74,534       1,362,224      134,311
  Amount.................................................  $  1,371,454    $ 830,155     $18,972,365   $1,478,479
                                                           ============    =========     ===========   ==========

     Investments in Enterprise Accumulation Trust at cost, at September 30, 1999 consist of the following:

                                                          SMALL COMPANY               INTERNATIONAL   HIGH YIELD
                                               EQUITY         VALUE        MANAGED       GROWTH          BOND
                                             PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                             ----------   -------------   ---------   -------------   -----------
Shares beginning of period:
Shares.....................................         921        15,751        21,014       33,905           70,710
  Amount...................................  $   33,658     $ 455,079     $ 926,260     $225,697      $   406,572
                                             ----------     ---------     ---------     --------      -----------
Shares acquired:
  Shares...................................      35,863        17,422         8,947       84,351        3,428,284
  Amount...................................  $1,378,786     $ 514,840     $ 379,678     $587,140      $18,598,794
Shares received for reinvestment of
  dividends:
  Shares...................................       3,412         1,271         1,667        3,392          221,891
  Amount...................................  $  110,007     $  35,776     $  56,019     $ 23,845      $ 1,157,747
Shares redeemed:
  Shares...................................      (3,414)      (17,075)      (22,393)      (9,286)        (205,174)
  Amount...................................  $ (122,176)    $(492,001)    $(980,947)    $(58,223)     $(1,136,517)
                                             ----------     ---------     ---------     --------      -----------
Net change:
  Shares...................................      35,861         1,618       (11,779)      78,457        3,445,001
  Amount...................................  $1,366,617     $  58,615     $(545,250)    $552,762      $18,620,024
                                             ----------     ---------     ---------     --------      -----------
Shares end of period:
  Shares...................................      36,782        17,369         9,235      112,362        3,515,711
  Amount...................................  $1,400,275     $ 513,694     $ 381,010     $778,459      $19,026,596
                                             ==========     =========     =========     ========      ===========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Dreyfus and Van Eck Worldwide Insurance Trust at cost, at September 30, 1999 consist of the following:

                                                      DREYFUS                               VAN ECK WORLDWIDE INSURANCE TRUST
                              --------------------------------------------------------   ----------------------------------------
                                CAPITAL      SMALL COMPANY      STOCK       SOCIALLY       HARD      WORLDWIDE      WORLDWIDE
                              APPRECIATION       STOCK          INDEX      RESPONSIBLE    ASSETS       BOND      EMERGING MARKETS
                               PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO
                              ------------   -------------   -----------   -----------   ---------   ---------   ----------------
Shares beginning of period:
Shares......................       13,304        19,594          120,004           0          23        1,695           3,579
  Amount....................   $  413,277      $289,750      $ 3,270,213     $     0      $  236      $19,355        $ 31,065
                               ----------      --------      -----------     -------      ------      -------        --------
Shares acquired:
  Shares....................       40,442        18,258          647,987       2,000         234        1,481           6,203
  Amount....................   $1,517,285      $271,845      $22,173,533     $67,417      $2,442      $16,223        $ 62,315
Shares received for
  reinvestment of dividends:
  Shares....................            2             0            6,324           0           0*         100               0
  Amount....................   $       70      $      0      $   218,126     $     0      $    3      $ 1,150        $      0
Shares redeemed:
  Shares....................       (5,750)       (2,149)         (32,554)          0         (10)        (112)         (4,239)
  Amount....................   $ (164,784)     $(35,672)     $  (865,920)    $     0      $ (112)     $(1,241)       $(36,462)
                               ----------      --------      -----------     -------      ------      -------        --------
Net change:
  Shares....................       34,694        16,109          621,757       2,000         224        1,469           1,964
  Amount....................   $1,352,571      $236,173      $21,525,739     $67,417      $2,333      $16,132        $ 25,853
                               ----------      --------      -----------     -------      ------      -------        --------
Shares end of period:
  Shares....................       47,998        35,703          741,761       2,000         247        3,164           5,543
  Amount....................   $1,765,848      $525,923      $24,795,952     $67,417      $2,569      $35,487        $ 56,918
                               ==========      ========      ===========     =======      ======      =======        ========

---------------
* Less than one share.

     Investments in T. Rowe Price at cost, at September 30, 1999 consist of the following:

                                               EQUITY       PRIME     INTERNATIONAL    LIMITED    NEW AMERICA   PERSONAL STRATEGY
                                               INCOME      RESERVE        STOCK         TERM        GROWTH           BALANCE
                                              PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO        PORTFOLIO
                                              ---------   ---------   -------------   ---------   -----------   -----------------
Shares beginning of period:
Shares......................................     2,565           0         1,037           0          1,949              552
  Amount....................................  $ 50,488    $      0       $14,492        $  0       $ 43,998         $  8,992
                                              --------    --------       -------        ----       --------         --------
Shares acquired:
  Shares....................................    31,439     103,388         5,971         188         13,038           18,112
  Amount....................................  $633,685    $103,388       $89,743        $943       $330,342         $290,452
Shares received for reinvestment of
  dividends:
  Shares....................................       340       2,824             0           7              0              674
  Amount....................................  $  6,797    $  2,824       $     0        $ 33       $      0         $ 10,713
Shares redeemed:
  Shares....................................    (1,880)     (6,041)         (432)        (14)          (643)            (655)
  Amount....................................  $(36,986)   $ (6,041)      $(6,042)       $(69)      $(14,450)        $(10,655)
                                              --------    --------       -------        ----       --------         --------
Net change:
  Shares....................................    29,899     100,171         5,539         181         12,395           18,131
  Amount....................................  $603,496    $100,171       $83,701        $907       $315,892         $290,510
                                              --------    --------       -------        ----       --------         --------
Shares end of period:
  Shares....................................    32,464     100,171         6,576         181         14,344           18,683
  Amount....................................  $653,984    $100,171       $98,193        $907       $359,890         $299,502
                                              ========    ========       =======        ====       ========         ========

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS
                    SEPTEMBER 30, 1999 AND DECEMBER 31, 1998

                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  1999            1998
                                                              -------------   ------------
                                                                    ($ IN MILLIONS)
          ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................    $1,058.4        $1,044.2
Mortgage loans on real estate...............................       167.9           120.1
Policy loans................................................        56.7            52.1
Real estate held for investment.............................         6.9             8.3
Other invested assets.......................................         2.6             4.7
                                                                --------        --------
                                                                 1,292.5         1,229.4
                                                                ========        ========
Cash and cash equivalents...................................        48.0           133.4
Accrued investment income...................................        22.1            19.5
Amounts due from reinsurers.................................        18.0            24.4
Deferred policy acquisition costs...........................       374.2           318.6
Other assets................................................        23.6            15.3
Separate account assets.....................................     4,054.1         4,148.8
                                                                --------        --------
          Total assets......................................    $5,832.5        $5,889.4
                                                                ========        ========
       LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................    $  124.4        $  112.0
Policyholders' account balances.............................     1,166.3         1,187.1
Other policyholders' liabilities............................        54.8            56.9
Accounts payable and other liabilities......................        63.9            67.9
Note payable to affiliate (Note 5)..........................        49.5             0.0
Current federal income taxes payable........................        17.5            13.2
Deferred federal income taxes...............................        10.4            13.7
Separate account liabilities................................     4,054.1         4,148.8
                                                                --------        --------
          Total liabilities.................................     5,540.9         5,599.6
Commitments and contingencies (Note 4)
Common stock, $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................         2.5             2.5
Capital in excess of par....................................       189.7           189.7
Retained earnings...........................................       103.2            89.6
Accumulated other comprehensive (loss) income...............        (3.8)            8.0
                                                                --------        --------
          Total shareholder's equity........................       291.6           289.8
                                                                --------        --------
          Total liabilities and shareholder's equity........    $5,832.5        $5,889.4
                                                                ========        ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
         FOR THE THREE-MONTH PERIODS ENDED SEPTEMBER 30, 1999 AND 1998

                                                               1999     1998
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $33.7    $29.4
Premiums....................................................    1.1      0.5
Net investment income.......................................   23.1     23.4
Net realized gains on investments...........................    0.0      1.4
Other income................................................    1.3      3.0
                                                              -----    -----
          Total revenues....................................   59.2     57.7
                                                              -----    -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   12.0      6.8
Interest credited to policyholders' account balances........   15.5     18.5
Amortization of deferred policy acquisition costs...........   12.3     12.0
Other operating costs and expenses..........................   12.9     17.1
                                                              -----    -----
          Total benefits and expenses.......................   52.7     54.4
                                                              -----    -----
Income before income taxes..................................    6.5      3.3
Income tax expense..........................................    2.3      1.1
                                                              -----    -----
Net income..................................................    4.2      2.2
Other comprehensive (loss) income, net......................   (2.3)     3.9
                                                              -----    -----
Comprehensive income........................................  $ 1.9    $ 6.1
                                                              =====    =====

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
          FOR THE NINE-MONTH PERIODS ENDED SEPTEMBER 30, 1999 AND 1998

                                                               1999     1998
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $105.0   $ 89.2
Premiums....................................................     3.4      1.0
Net investment income.......................................    71.4     71.2
Net realized gains on investments...........................     1.2      4.9
Other income................................................     4.4      7.0
                                                              ------   ------
          Total revenues....................................   185.4    173.3
                                                              ------   ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    32.0     23.4
Interest credited to policyholders' account balances........    48.1     52.0
Amortization of deferred policy acquisition costs...........    32.3     34.5
Other operating costs and expenses..........................    52.1     53.3
                                                              ------   ------
          Total benefits and expenses.......................   164.5    163.2
                                                              ------   ------
Income before income taxes..................................    20.9     10.1
Income tax expense..........................................     7.3      3.5
                                                              ------   ------
Net income..................................................    13.6      6.6
Other comprehensive (loss) income, net......................   (11.8)     4.4
                                                              ------   ------
Comprehensive income........................................  $  1.8   $ 11.0
                                                              ======   ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY
                   NINE-MONTH PERIOD ENDED SEPTEMBER 30, 1999

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                           STOCK     OF PAR     EARNINGS      INCOME          EQUITY
                                           ------   ---------   --------   -------------   -------------
                                                                  ($ IN MILLIONS)
Balance, December 31, 1998...............   $2.5     $189.7      $ 89.6       $  8.0          $289.8
Comprehensive income
  Net income.............................                          13.6                         13.6
  Other comprehensive (loss) income:
     Unrealized gains on investments, net
       of unrealized losses,
       reclassification adjustments, and
       taxes.............................                                      (11.8)          (11.8)
                                                                                              ------
Comprehensive income.....................                                                        1.8
                                            ----     ------      ------       ------          ------
Balance, September 30, 1999..............   $2.5     $189.7      $103.2       $ (3.8)         $291.6
                                            ====     ======      ======       ======          ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS
          FOR THE NINE-MONTH PERIODS ENDED SEPTEMBER 30, 1999 AND 1998

                                                               1999      1998
                                                              -------   -------
                                                               ($ IN MILLIONS)
NET CASH USED IN OPERATING ACTIVITIES.......................  $ (45.6)  $ (35.5)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayment of:
  Fixed maturities..........................................    209.9     133.1
  Mortgage loans on real estate.............................     15.5      16.3
  Real estate...............................................      1.2      14.0
  Other invested assets.....................................      3.8       1.5
Acquisitions of investments:
  Fixed maturities..........................................   (267.8)   (109.2)
  Mortgage loans on real estate.............................    (63.7)    (17.9)
  Real estate...............................................     (0.3)     (0.4)
  Other invested assets.....................................     (0.7)     (4.8)
  Policy loans, net.........................................     (4.6)     (0.7)
  Other, net................................................      0.3       0.2
                                                              -------   -------
Net cash (used in) provided by investing activities.........   (106.4)     32.1
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of note payable....................................     50.5       0.0
Repayments of debt..........................................     (1.0)      0.0
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    929.3     641.6
Return of policyholders' account balances on annuity and
  universal life policies...................................   (912.2)   (649.5)
                                                              -------   -------
Net cash provided by (used in) financing activities.........     66.6      (7.9)
                                                              -------   -------
Net decrease in cash and cash equivalents...................    (85.4)    (11.3)
Cash and cash equivalents, beginning of year................    133.4      46.0
                                                              -------   -------
Cash and cash equivalents, end of year......................  $  48.0   $  34.7
                                                              =======   =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"), a stock life insurance company. MONY Life is a wholly-owned subsidiary of The MONY Group Inc. (the "MONY Group"), a Delaware Corporation.

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 1998 in the Company's 1998 Report on Form 10-K. The results of operations for the three-month and nine-month periods ended September 30, 1999 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate.

4. COMMITMENTS AND CONTINGENCIES

     In late 1995 and thereafter, a number of purported class actions were commenced in various state and federal courts against MONY Life and the Company ("the Companies") alleging that the Companies engaged in deceptive sales practices in connection with the sale of whole and/or universal life insurance policies from the early 1980s to the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e. breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases (including the Goshen case discussed below) seek primary equitable relief (e.g. reformation, specific performance, mandatory injunctive relief prohibiting the Companies from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one action being voluntarily held in abeyance), has denied any wrongdoing, and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued

                     MONY LIFE INSURANCE COMPANY OF AMERICA
by the Companies and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgement on all counts of the complaint. All of the other putative class actions (with one exception discussed below) have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case. The Massachusetts District Court in the Multidistrict Litigation has entered an order essentially holding all of the federal cases in abeyance pending the action of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company on the merits. On March 18, 1999, the order by the New York State Supreme Court was affirmed by the New York State Appellate Division, First Department. On June 8, 1999, plaintiffs obtained leave from the New York State Court of Appeals to appeal the Appellate Division decision. Briefs will be filed during the summer and early fall, and oral argument before the Court of Appeals took place on October 14, 1999. All actions before the United States District Court for the District of Massachusetts are still pending.

     In addition, on or about February 25, 1999, a purported class action was filed against the Company in Kentucky state court covering policyholders who purchased individual universal life insurance policies from the Company after January 1, 1988, claiming breach of contract and violations of the Kentucky Consumer Protection Act. On March 26, 1999, the Company removed that action to the United States District Court for the Eastern District of Kentucky, and on August 11, 1999 obtained an order from the Judicial Panel on Multidistrict Litigation transferring the action to the Multidistrict Litigation in the District of Massachusetts.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any additional liability beyond that recorded in the financial statements at September 30, 1999, resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At September 30, 1999, the Company had commitments outstanding of $0.9 million for fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such agricultural loans range from 7.3% to 8.1%. There were no outstanding commitments for private fixed maturity securities or commercial mortgages as of September 30, 1999.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of September 30, 1999 is $49.5 million.

6. TERMINATION OF INTERCOMPANY REINSURANCE AGREEMENTS

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

MONY LIFE INSURANCE COMPANY OF AMERICA
ADMINISTRATIVE OFFICES
1740 BROADWAY, NEW YORK, NY 10019

[THE MONY GROUP LOGO]
                                 MONY LIFE INSURANCE COMPANY OF AMERICA AND MONY
                            SECURITIES CORPORATION ARE MEMBERS OF THE MONY GROUP
--------------------------------------------------------------------------------
                                                       Form No. 14352 SL (12/99)